Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties [Line Items]
Total due from related parties	$ 175,930	$ 39,238
Total due to related parties	8,972,893	1,215,573
Wenjie Tang [Member]
Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties [Line Items]
Total due from related parties	175,930	39,238
HongKong Kisen Co., Limited [Member]
Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties [Line Items]
Total due to related parties	8,000,000
Zhentao Jiang [Member]
Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties [Line Items]
Total due to related parties	881,593	1,119,465
Yufeng Mi [Member]
Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties [Line Items]
Total due to related parties	1,900	2,000
Yang Cao [Member]
Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties [Line Items]
Total due to related parties	$ 89,400	$ 94,108